Note 5 - Due to Related Parties (Tables)	6 Months Ended
May 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	May 31, 2017	November 30, 2016
	$	$

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly	1,267,841	1,494,764